UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21198 and 811-21301

Name of Fund: WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA Tax-
Exempt Fund and Master Tax-Exempt LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 09/30/2009

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

September 30, 2009

WCMA Tax-Exempt Fund

2 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Dear Shareholder

The past 12 months saw a seismic shift in market sentiment — from fear and pessimism during the worst economic decline and crisis of confidence in financial markets since The Great Depression, to exuberance and increasing optimism amid emerging signs of recovery. The period began on the heels of the infamous collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009 and resulted in massive government intervention (on a global scale) in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

Not surprisingly, US equities endured extreme volatility in this environment — steep declines and heightened risk aversion in the early part of the report-

ing period gave way to an impressive seven-month rally that began in March. This rally has pushed all major indexes well into positive territory for 2009.

Stocks did experience modest setbacks in June and then again in late September and early October, but the overall trajectory was up. The experience in international markets was similar to that in the United States. Prominent in the rally have been emerging markets, which were less affected by the global credit crunch and are experiencing faster economic growth rates when compared to the developed world.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, but concerns about deficit spend-

ing, debt issuance, inflation and dollar weakness have kept Treasury yields range bound in recent months. At the same time, near-zero interest rates on risk-free assets, coupled with an improving macro environment, prompted many investors to reallocate money from cash investments into higher-yielding and riskier non-Treasury assets, bidding those prices higher. The high yield sector was the greatest beneficiary of this move, having decisively outpaced all other taxable asset classes since the start of 2009. Similarly, the municipal bond market is on pace for its best performance year ever in 2009, following one of its worst years in 2008. Investor demand remains strong while the Build America Bonds program has alleviated supply pressures, creating a highly favorable technical backdrop. Municipal bond mutual funds are seeing record inflows, reflecting the renewed investor interest in the asset class.

Total Returns as of September 30, 2009	6-month	12-month
US equities (S&P 500 Index)	34.02%	(6.91)%
Small cap US equities (Russell 2000 Index)	43.95	(9.55)
International equities (MSCI Europe, Australasia, Far East Index)	49.85	3.23
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(3.77)	7.66
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.59	10.56
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	9.38	14.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	40.25	22.51
* Formerly a Merrill Lynch Index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit the most recent issue of our award-winning Shareholder® magazine at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm.

The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT 3

Fund Information
Current Seven-Day Yields
As of September 30, 2009
Class 1	0.04%
Class 2	0.04%
Class 3	0.04%
Class 4	0.04%
Past performance is not indicative of future results

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2009 and held through September 30,
2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of own-
ing different funds. If these transactional expenses were included, share-
holder expenses would have been higher.

		Actual			Hypothetical[2]
		Ending			Ending
	Beginning	Account Value		Beginning	Account Value
	Account Value	September 30,	Expenses Paid	Account Value	September 30,	Expenses Paid
	April 1, 2009	2009	During the Period[1]	April 1, 2009	2009	During the Period[1]
Class 1	$1,000	$1,000.20	$3.36	$1,000	$1,021.74	$3.40
Class 2	$1,000	$1,000.20	$3.31	$1,000	$1,021.79	$3.35
Class 3	$1,000	$1,000.60	$2.86	$1,000	$1,022.24	$2.89
Class 4	$1,000	$1,000.60	$2.91	$1,000	$1,022.19	$2.94
[1] For each class of the Fund, expenses are equal to the expense ratio for the class (0.67% for Class 1, 0.66% for Class 2, 0.57% for Class 3, and 0.58% for Class 4),
multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the Master LLC in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

4 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Statement of Assets and Liabilities
September 30, 2009 (Unaudited)	WCMA Tax-Exempt Fund
Assets
Investment at value — Master Tax-Exempt LLC (the “Master LLC”),
(cost — $981,412,513)	$ 981,412,513
Withdrawals receivable from the Master LLC	114
Prepaid expenses	152,216
Receivable from administrator	5,954
Total assets	981,570,797
Liabilities
Registration fees payable	306,194
Administration fees payable	150,130
Service and distribution fees payable	17,215
Capital shares redeemed payable	114
Officer’s and Directors’ fees payable	114
Other accrued expenses payable	28,216
Total liabilities	501,983
Net Assets	$ 981,068,814
Net Assets Consist of
Paid-in capital	$ 980,940,707
Undistributed net investment income	115,158
Accumulated net realized gain allocated from the Master LLC	12,949
Net Assets	$ 981,068,814
Net Asset Value
Class 1 — Based on net assets of $30,392,369 and
30,389,342 shares outstanding, unlimited number
of shares authorized, par value $0.10 per share	$ 1.00
Class 2 — Based on net assets of $172,651,798 and
172,635,800 shares outstanding, unlimited number
of shares authorized, par value $0.10 per share	$ 1.00
Class 3 — Based on net assets of $465,186,962 and
465,132,897 shares outstanding, unlimited number
of shares authorized, par value $0.10 per share	$ 1.00
Class 4 — Based on net assets of $312,837,685 and
312,774,281 shares outstanding, unlimited number
of shares authorized, par value $0.10 per share	$ 1.00

Statement of Operations
Six Months Ended September 30, 2009 (Unaudited)	WCMA Tax-Exempt Fund
Investment Income
Interest	$ 288
Net investment income allocated from the Master LLC:
Interest	3,659,530
Expenses	(793,547)
Total income	2,866,271
Expenses
Administration	1,309,035
Service and distribution — Class 1	162,056
Service and distribution — Class 2	591,515
Service and distribution — Class 3	897,604
Service and distribution — Class 4	647,387
Registration	547,158
Federal insurance	200,956
Printing	43,347
Transfer agent — Class 1	8,735
Transfer agent — Class 2	9,248
Transfer agent — Class 3	8,988
Transfer agent — Class 4	9,439
Professional	8,771
Officer and Directors	339
Miscellaneous	9,619
Total expenses	4,454,197
Less fees waived by administrator	(61,312)
Less service and distribution fees waived — Class 1	(148,619)
Less service and distribution fees waived — Class 2	(497,516)
Less service and distribution fees waived — Class 3	(831,083)
Less service and distribution fees waived — Class 4	(601,307)
Transfer agent fees reimbursed — Class 1	(2,052)
Transfer agent fees reimbursed — Class 2	(1,318)
Transfer agent fees reimbursed — Class 3	(1,270)
Transfer agent fees reimbursed — Class 4	(1,313)
Total expenses after fees waived	2,308,407
Net investment income	557,864
Realized Gain Allocated from the Master LLC
Net realized gain from investments	12,949
Net Increase in Net Assets Resulting from Operations	$ 570,813

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 5

Statements of Changes in Net Assets	WCMA Tax-Exempt Fund
	Six Months Ended
	September 30,	Year Ended
	2009	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 557,864	$ 13,188,709
Net realized gain	12,949	18,851
Net increase in net assets resulting from operations	570,813	13,207,560
Dividends to Shareholders From
Net investment income:
Class 1	(5,902)	(204,862)
Class 2	(32,007)	(1,788,660)
Class 3	(298,419)	(6,196,645)
Class 4	(221,536)	(4,998,542)
Decrease in net assets resulting from dividends to shareholders	(557,864)	(13,188,709)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(99,429,682)	(25,123,672)
Net Assets
Total decrease in net assets	(99,416,733)	(25,104,821)
Beginning of period	1,080,485,547	1,105,590,368
End of period	$ 981,068,814	$1,080,485,547
Undistributed net investment income	$ 115,158	$ 115,158

See Notes to Financial Statements.

6 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Financial Highlights					WCMA Tax-Exempt Fund
			Class 1
	Six Months Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0051	0.0188	0.0208	0.0127	0.0019
Net realized gain (loss)	—	0.0000	0.0001	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0002	0.0051	0.0189	0.0209	0.0127	0.0018
Dividends from investment income	(0.0002)	(0.0051)	(0.0188)	(0.0208)	(0.0127)	(0.0019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	0.51%	1.90%	2.09%	1.28%	0.19%
Ratios to Average Net Assets[3]
Total expenses	1.60%[4]	1.55%	1.56%	1.49%	1.51%	1.52%
Total expenses after fees waived	0.67%[4]	1.30%	1.56%	1.49%	1.51%	1.30%
Net investment income	0.04%[4]	0.46%	1.89%	2.10%	1.29%	0.18%
Supplemental Data
Net assets, end of period (000)	$ 30,392	$ 35,937	$ 42,837	$ 50,188	$ 38,770	$ 41,469

			Class 2
Six Months Ended
September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0002	0.0093	0.0254	0.0266	0.0186	0.0056
Net realized gain (loss)	—	0.0000	0.0001	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0002	0.0093	0.0255	0.0267	0.0186	0.0055
Dividends from net investment income	(0.0002)	(0.0093)	(0.0254)	(0.0266)	(0.0186)	(0.0056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.02%[2]	0.93%	2.57%	2.68%	1.88%	0.57%
Ratios to Average Net Assets[3]
Total expenses	1.24%[4]	1.22%	1.23%	1.19%	1.19%	1.20%
Total expenses after fees waived	0.66%[4]	0.90%	0.91%	0.91%	0.92%	0.91%
Net investment income	0.04%[4]	0.94%	2.53%	2.67%	1.85%	0.55%
Supplemental Data
Net assets, end of period (000)	$ 172,652	$168,665	$190,316	$157,909	$156,442	$174,094
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain (loss).
[4] Annualized.
See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 7

Financial Highlights (concluded)					WCMA Tax-Exempt Fund
			Class 3
	Six Months Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0006	0.0125	0.0289	0.0302	0.0222	0.0092
Net realized gain (loss)	—	0.0000	0.0001	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0006	0.0125	0.0290	0.0303	0.0222	0.0091
Dividends from net investment income	(0.0006)	(0.0125)	(0.0289)	(0.0302)	(0.0222)	(0.0092)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.06%[2]	1.26%	2.92%	3.05%	2.24%	0.93%
Ratios to Average Net Assets[3]
Total expenses	0.93%[4]	0.92%	0.92%	0.89%	0.89%	0.90%
Total expenses after fees waived	0.57%[4]	0.58%	0.57%	0.55%	0.56%	0.56%
Net investment income	0.13%[4]	1.24%	2.86%	3.03%	2.23%	0.91%
Supplemental Data
Net assets, end of period (000)	$ 465,187	$480,247	$479,041	$394,877	$408,672	$367,434

			Class 4
Six Months Ended
September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.0006	0.0125	0.0289	0.0302	0.0222	0.0092
Net realized gain (loss)	—	0.0000	0.0001	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0006	0.0125	0.0290	0.0303	0.0222	0.0091
Dividends from net investment income	(0.0006)	(0.0125)	(0.0289)	(0.0302)	(0.0222)	(0.0092)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.06%[2]	1.26%	2.92%	3.05%	2.24%	0.93%
Ratios to Average Net Assets[3]
Total expenses	0.93%[4]	0.91%	0.92%	0.89%	0.89%	0.90%
Total expenses after fees waived	0.58%[4]	0.58%	0.57%	0.56%	0.56%	0.55%
Net investment income	0.13%[4]	1.22%	2.85%	3.05%	2.28%	0.88%
Supplemental Data
Net assets, end of period (000)	$ 312,838	$395,636	$393,396	$279,895	$156,657	$133,924
[1] Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2] Aggregate total investment return.
[3] Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income and net realized gain (loss).
[4] Annualized.
See Notes to Financial Statements.

8 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Notes to Financial Statements (Unaudited) WCMA Tax-Exempt Fund

1. Organization and Significant Accounting Policies:

WCMA Tax-Exempt Fund the (“Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-
Exempt LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the
Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2009 was 11.4%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board.” The Fund’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund is divided into four classes, designated Class 1,
Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4
Share represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such shareholder services and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note
1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information avail-
able in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the Fund’s investment in the Master LLC was classified as Level 2. The Fund believes more relevant disclosure regarding fair value measurements relate to the Master LLC, which is disclosed in Note 1 of the Master LLC’s Notes to Financial Statements
included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master LLC are accounted for on a trade date basis. The Fund records daily its propor-
tionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses.
Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2009. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 9

Notes to Financial Statements (continued) WCMA Tax-Exempt Fund of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Fund’s finan-
cial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund has entered into a Distribution Agreement and Distribution
Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing serv-
ice and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service	Distribution
	Fee	Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

The ongoing service and/or distribution fee compensates BRIL for providing shareholder servicing and/or distribution-related services to shareholders. The Fund has entered into a contractual arrangement with the Administrator and BRIL to waive a portion of the Fund’s fees and expenses to ensure that the net expenses for the Fund’s Class 2 Shares are 0.35% higher than those of CMA Tax-Exempt Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of CMA Tax-Exempt Fund. The fee/expense waiver includes service and distribution fees. This arrangement has a one-year term and is renew-
able. These amounts are included in service and distribution fees waived on the Statement of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reim-
burse operating expenses to enable the Fund to maintain minimum lev-
els of net investment income. These amounts are shown as fees waived by administrator, service and distribution fees waived and transfer agent fees reimbursed in the Statement of Operations. The Administrator or
BRIL may discontinue this waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed correspond to the net proceeds from the sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months
	Ended	Year Ended
	September 30,	March 31,
	2009	2009
Class 1
Shares sold	264,792,055	972,737,809
Shares issued to shareholders in
reinvestment of dividends	5,902	204,862
Total issued	264,797,957	972,942,671
Shares redeemed	(270,336,747)	(979,849,923)
Net decrease	(5,538,790)	(6,907,252)
Class 2
Shares sold	695,545,541	1,846,245,409
Shares issued to shareholders in
reinvestment of dividends	32,007	1,788,660
Total issued	695,577,548	1,848,034,069
Shares redeemed	(691,598,825)	(1,869,680,338)
Net increase (decrease)	3,978,723	(21,646,269)

10 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Notes to Financial Statements (concluded) WCMA Tax-Exempt Fund

	Six Months
	Ended	Year Ended
	September 30,	March 31,
	2009	2009
Class 3
Shares sold	2,460,761,417	6,056,457,648
Shares issued to shareholders in
reinvestment of dividends	298,419	6,196,577
Total issued	2,461,059,836	6,062,654,225
Shares redeemed	(2,476,178,341)	(6,061,404,812)
Net increase (decrease)	(15,118,505)	1,249,413
Class 4
Shares sold	2,163,757,803	6,952,972,748
Shares issued to shareholders in
reinvestment of dividends	221,536	4,998,371
Total issued	2,163,979,339	6,957,971,119
Shares redeemed	(2,246,730,449)	(6,955,790,683)
Net increase (decrease)	(82,751,110)	2,180,436

4. Federal Insurance:

The Fund participated in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event a Fund’s net asset value fell below $0.995 per share, shareholders in that Fund would have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on
September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder had closed their account would not be guaranteed. As a participant of the Program, which expired September 18, 2009, the Fund paid a participation fee of 0.03% for the period December 19, 2008 through
September 18, 2009 of the Fund’s shares outstanding value as of
September 19, 2008.The participation fee for the period April 1, 2009 to September 18, 2009 is included in federal insurance in the
Statement of Operations.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Fund through November 24, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Portfolio Summary		Master Tax-Exempt LLC
As of September 30, 2009
	Percent of
Portfolio Compositon	Net Assets
Variable Rate Demand Obligations	77%
Fixed Rate Notes	15
Tax-Exempt Commercial Paper	5
Put Bonds	3
Total	100%

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 11

Schedule of Investments September 30, 2009 (Unaudited) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 2.4%
Lower Alabama Gas District, RB, VRDN, Series A,
0.37%, 10/07/09 (a)	$113,050 $	113,050,000
Mobile IDB Alabama, RB, VRDN, Alabama Power Co.,
Barry Plant (a):
1.40%, 10/07/09	16,500	16,500,000
1st Series, 1.40%, 10/07/09	5,800	5,800,000
Spanish Fort Redevelopment Authority, RB, Macon
Trust, VRDN, Bank of America, Series 2007-306,
0.90%, 10/07/09 (a)(b)	15,450	15,450,000
University of Alabama, RB, ROCS,
VRDN, Series II R 12295 (BHAC),
0.36%, 10/07/09 (a)(b)(c)	28,710	28,710,000
West Jefferson IDB, Alabama, RB, VRDN,
Alabama Power Co. Miller Plant Project, AMT,
2.00%, 10/07/09 (a)	30,000	30,000,000
		209,510,000
Alaska — 0.8%
Alaska Housing Finance Corp., RB, VRDN, State
Capital Project, Series C, 0.27%, 10/07/09 (a)	4,955	4,955,000
Alaska International Airports System, Refunding RB,
VRDN, System, Series A, 0.37%, 10/07/09 (a)	4,000	4,000,000
City of Valdez Alaska, Refunding RB, VRDN, Phillips (a):
Series A, 0.37%, 10/07/09	38,000	38,000,000
Series B, 0.40%, 10/07/09	20,000	20,000,000
		66,955,000
Arizona — 3.3%
Ak-Chin Indian Community, RB, VRDN,
0.37%, 10/07/09 (a)	20,000	20,000,000
Apache County IDA, Arizona, RB, VRDN,
FLOATS, Tucson Electric Power, Series 83A,
0.40%, 10/07/09 (a)(b)	55,575	55,575,000
Arizona Health Facilities Authority, Arizona, RB,
VRDN (a):
Banner Health, Series C, 0.40%, 10/07/09	4,220	4,220,000
Banner Health, Series F, 0.40%, 10/07/09	101,205	101,205,000
FLOATS, Series 1782, 0.35%, 10/01/09 (b)	21,025	21,025,000
Health Facilities, Catholic West, Series B,
0.40%, 10/07/09	4,600	4,600,000
Maricopa County IDA, Arizona, Refunding RB, VRDN,
Villas Solanas Apartments, Series A, AMT (FNMA),
0.45%, 10/07/09 (a)	6,200	6,200,000

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Maricopa County Public Finance Corp.,
Arizona, RB, VRDN, FLOATS, Series 1863,
0.34%, 10/07/09 (a)(b)	$ 8,440 $	8,440,000
Pima County IDA, RB, VRDN, Industrial Development,
Tucson Electric Power, 0.40%, 10/07/09 (a)	4,100	4,100,000
Salt River Pima-Maricopa Indian Community, RB,
VRDN (a):
0.35%, 10/07/09	15,829	15,829,000
0.37%, 10/07/09	33,015	33,015,000
Tempe IDA Arizona, RB, VRDN, Friendship Village
Project, Series C, 0.33%, 10/07/09 (a)	9,300	9,300,000
		283,509,000
California — 7.7%
California Communities Note Program, Revenue
Notes, Series A5, Tulare County, 2.00%, 6/30/10	12,000	12,131,220
California Communities Note Program, TRAN,
2.00%, 6/30/10	45,500	45,887,757
California HFA, RB, Austin Trust, VRDN, Bank of America,
Series 2008-1100, AMT, 0.90%, 10/07/09 (a)(b)	3,290	3,290,000
California HFA, RB, VRDN, Home Mortgage, AMT (a):
Series B, 2.70%, 10/07/09	15,000	15,000,000
Series B, 2.75%, 10/07/09	23,490	23,490,000
Series D, 1.40%, 10/07/09	41,200	41,200,000
Series E, 0.50%, 10/07/09	54,200	54,200,000
Series F, 1.20%, 10/07/09	4,500	4,500,000
Series M, 0.70%, 10/07/09	24,400	24,400,000
California HFA, RB, VRDN, Series A, AMT,
0.60%, 10/07/09 (a)	80,500	80,500,000
California Home Mortgage Finance Authority,
Refunding RB, VRDN, AMT, 0.50%, 10/07/09 (a)	39,112	39,111,600
California Municipal Finance Authority,
RB, VRDN, PUTTERS, Series 2410, AMT,
0.55%, 10/07/09 (a)(b)	2,300	2,300,000
California School Cash Reserve Program Authority,
California, Revenue Notes, Senior, 2009-10,
Series A, 2.50%, 7/01/10	88,500	89,754,212
City of Los Angeles California, GO, TRAN:
2.50%, 4/28/10	28,500	28,834,825
2.50%, 5/28/10	61,600	62,423,413
County of Los Angeles California, Revenue Notes,
TRAN, Series A, 2.50%, 6/30/10	60,000	60,756,450

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance Inc.	MSTR	Municipal Securities Trust Receipts
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	PUTTERS	Puttable Tax-Exempt Receipts
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
BAN	Bond Anticipation Notes	HDA	Housing Development Authority	RB	Revenue Bonds
BHAC	Berkshire Hathaway Insurance Corp.	HFA	Housing Finance Agency	ROCS	Reset Option Certificates
COP	Certificates of Participation	IDA	Industrial Development Authority	SAVRS	Select Auction Variable Rate Securities
DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDB	Industrial Development Board	S/F	Single-Family
EDA	Economic Development Authority	ISD	Independent School District	SO	Special Obligation
ERS	Extendible Reset Securities	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short-Puttable Exempt Adjustable Receipts
FHLMC	Federal Home Loan Mortgage Corp.	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
FLOATS	Floating Rate Securities		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
FNMA	Federal National Mortgage Association	M/F	Multi-Family	VRDN	Variable Rate Demand Notes
See Notes to Financial Statements.

12 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Golden State Tobacco Securitization Corp., California,
RB, VRDN, FLOATS (a)(b):
Series 2040, 0.47%, 10/07/09	$ 8,000 $	8,000,000
Series 2215, 0.47%, 10/07/09	22,500	22,500,000
Series 2954, 0.47%, 10/07/09	2,000	2,000,000
Los Angeles California Unified School District, GO,
TRAN, 2.00%, 8/12/10	22,200	22,463,455
San Francisco City & County Airports Commission,
Refunding RB, VRDN, 2nd Series A,
0.75%, 10/07/09 (a)	9,300	9,300,000
San Mateo Union High School District California,
GO, ROCS, VRDN, Series II R 11578 PB (AGC),
0.43%, 10/07/09 (a)(b)(c)	9,490	9,490,000
		661,532,932
Colorado — 2.4%
City of Aurora Colorado, COP, VRDN, Refunding,
0.45%, 10/07/09 (a)	19,100	19,100,000
City of Colorado Springs Colorado, Refunding RB,
VRDN, Subordinate Lien, Series A,
0.40%, 10/07/09 (a)	34,875	34,875,000
Colorado Educational & Cultural Facilities Authority,
RB, VRDN, Nature Conservancy, Series A, 0.35%,
10/07/09 (a)	8,400	8,400,000
Colorado Health Facilities Authority, RB, VRDN (a):
Catholic Health, Series B-1, 0.35%, 10/07/09	3,335	3,335,000
Catholic Health, Series B-6, 0.35%, 10/07/09	7,900	7,900,000
Sisters of Charity, 0.43%, 10/07/09	18,800	18,800,000
Colorado Housing & Finance Authority, Colorado, RB,
VRDN, Class I (a):
M/F, Series C-4, 0.35%, 10/07/09	10,710	10,710,000
Series B-2, 0.35%, 10/07/09	5,000	5,000,000
Series B-2, AMT, 0.45%, 10/07/09	25,000	25,000,000
Series B-3, AMT, 0.40%, 10/07/09	27,500	27,500,000
Colorado School of Mines, Colorado, Refunding RB,
VRDN, Series A, 0.43%, 10/07/09 (a)	8,000	8,000,000
Colorado Springs School District No. 11 Facilities
Corp., Colorado, COP, VRDN, Refunding (FSA),
0.45%, 10/07/09 (a)	8,290	8,290,000
County of Moffat Colorado, RB, VRDN, PacifiCorp.,
0.40%, 10/07/09 (a)	7,500	7,500,000
County of Pitkin Colorado, Refunding RB, VRDN,
Aspen Skiing Co. Project, Series B, AMT,
0.45%, 10/07/09 (a)	4,500	4,500,000
El Paso County School District No. 49 Falcon, COP,
VRDN, Eclipse Funding Trust, Series 2006-0101,
Solar Eclipse, 0.34%, 10/07/09 (a)(b)	11,165	11,165,000
Fiddlers Business Improvement District, Colorado,
GO, VRDN, Refunding, 1.30%, 10/07/09 (a)	4,200	4,200,000
Town of Telluride Colorado, RB, VRDN, Valley Floor
Open Space Project, 3.50%, 10/07/09 (a)	5,315	5,315,000
		209,590,000
Connecticut — 1.5%
City of Milford Connecticut, GO, BAN,
1.25%, 11/05/09	10,410	10,418,636
City of New Haven Connecticut, TECP,
0.40%, 12/03/09	3,402	3,402,000

	Par
Municipal Bonds	(000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility
Authority, RB, Austin Trust, VRDN, Bank of America,
Series 2008-352, 0.85%, 10/07/09 (a)(b)	$ 14,870 $	14,870,000
Connecticut State Health & Educational Facility
Authority, RB, VRDN (a):
Danbury Hospital, Series J, 0.31%, 10/07/09	13,100	13,100,000
Health Care Capital Asset, Series A-1,
0.32%, 10/07/09	13,700	13,700,000
State of Connecticut, GO, BAN, Series A,
2.00%, 4/28/10	70,000	70,613,038
		126,103,674
District of Columbia — 1.2%
District of Columbia, GO, Deutsche Bank SPEARS/
LIFERS Trust, VRDN, Series DB-463 (FSA),
0.35%, 10/07/09 (a)(b)	8,429	8,429,000
District of Columbia, GO, VRDN, FLOATS, Series 1920,
0.34%, 10/07/09 (a)(b)	15,790	15,790,000
District of Columbia, GO, VRDN, Refunding (a):
Series C, 0.40%, 10/07/09	24,000	24,000,000
Series D, 0.44%, 10/07/09	8,285	8,285,000
District of Columbia, GO, VRDN, Series C,
0.35%, 10/07/09 (a)	6,300	6,300,000
District of Columbia, RB, VRDN, American University,
0.37%, 10/07/09 (a)	7,400	7,400,000
District of Columbia, Refunding RB, VRDN,
Series B (a):
0.37%, 10/07/09	6,110	6,110,000
Howard, 0.35%, 10/07/09	4,800	4,800,000
Washington D.C. Convention Center Authority, RB,
VRDN, FLOATS (a)(b):
Series 1730, 0.37%, 10/07/09	6,665	6,665,000
Series 1731, 0.37%, 10/07/09	6,665	6,665,000
Series 1736, 0.37%, 10/07/09	7,830	7,830,000
		102,274,000
Florida — 5.6%
Brevard County HFA, RB, VRDN, Timber Trace
Apartments Project, AMT, 0.46%, 10/07/09 (a)	10,000	10,000,000
City of Pembroke Pines Florida, RB, VRDN,
Series 2038 (AGC), 0.36%, 10/07/09 (a)	10,000	10,000,000
County of Escambia Florida, RB, VRDN, Gulf Power Co.
Project, First Series, 1.75%, 10/07/09 (a)	10,000	10,000,000
County of Saint Johns Florida, RB, ROCS, VRDN,
Series II R-755PB, 0.43%, 10/07/09 (a)(b)	13,250	13,250,000
County of Saint Johns, RB, Deutsche Bank SPEARS/
LIFERS Trust, VRDN, Series DB-486, 0.35%,
10/07/09 (a)(b)	8,948	8,948,000
Florida Housing Finance Corp., RB, VRDN,
Mortgage, Wexford Apartments, Series P, AMT,
0.43%, 10/07/09 (a)	5,955	5,955,000
Florida Housing Finance Corp., RB, VRDN,
Savannah Springs Apartments, Series N, AMT,
0.50%, 10/07/09 (a)	6,800	6,800,000
Florida Hurricane Catastrophe Fund Finance
Corp., RB, VRDN, ROCS, Series II R-11549,
0.36%, 10/07/09 (a)(b)	6,970	6,970,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 13

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Florida State Board of Education, GO, ROCS,
VRDN (a)(b)(c):
Series II R-12281, 0.36%, 10/07/09	$ 15,500 $	15,500,000
Series II R-12288, 0.36%, 10/07/09	8,000	8,000,000
Florida State Turnpike Authority, RB, VRDN, PUTTERS,
Series 2539, 0.33%, 10/07/09 (a)(b)	3,555	3,555,000
Fort Pierce Redevelopment Agency, Tax Allocation
Bonds, Eclipse Funding Trust, VDRN, Series
2006-0130, Solar Eclipse, 0.34%, 10/07/09 (a)	3,920	3,920,000
Highlands County Health Facilities Authority, RB,
VRDN, Hospital, Adventist Health System (a):
Series A, 0.28%, 10/07/09	13,500	13,500,000
Series C, 0.28%, 10/07/09	6,000	6,000,000
Hillsborough County HFA, M/F, RB, VRDN,
Housing, Brandon, Series A, AMT (FNMA),
0.45%, 10/07/09 (a)	5,680	5,680,000
Jacksonville Economic Development Commission,
RB, VRDN, Lee & Cates Glass Inc. Project, AMT,
0.64%, 10/07/09 (a)	8,065	8,065,000
Jacksonville Electric Authority, RB, VRDN (a):
Series 3-B-1, 0.32%, 10/07/09	6,065	6,065,000
Series 3-B-3, 0.31%, 10/07/09	14,855	14,855,000
Series A-1, 0.40%, 10/07/09	30,400	30,400,000
Sub-Series A-2, 0.45%, 10/07/09	6,980	6,980,000
Jacksonville Electric Authority, TECP:
0.38%, 10/01/09	2,500	2,500,000
0.42%, 10/01/09	2,500	2,500,000
0.55%, 10/08/09	50,300	50,300,000
0.40%, 11/02/09	13,900	13,900,000
0.45%, 11/02/09	25,100	25,100,000
Jacksonville Port Authority, RB, VRDN (a):
Deutsche Bank SPEARS/LIFERS Trust,
Series DB-642 (AGC), 0.40%, 10/07/09 (b)	28,725	28,725,000
Mitsui OSK Lines Ltd., AMT, 0.45%, 10/07/09	14,660	14,660,000
Manatee County HFA, RB, VRDN, Housing, Village
at Cortez Apartments, Series A, AMT (FNMA),
0.45%, 10/07/09 (a)	11,600	11,600,000
Orlando & Orange County Expressway Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2007-0145,
Class A (FSA), 0.38%, 10/07/09 (a)(b)	11,300	11,300,000
Orlando Utilities Commission, Revenue Notes,
Refunding, VRDN, Series B-1, 2.00%, 10/07/09 (a)	43,000	43,443,736
Palm Beach County Educational Facilities Authority,
RB, VRDN, Educational Facilities, Atlantic
University Inc., 0.37%, 10/07/09 (a)	9,800	9,800,000
Palm Beach County School Board Florida, COP,
VRDN, Series B (FSA), 0.40%, 10/07/09 (a)	28,300	28,300,000
Sunshine State Governmental Financing
Commission, RB, VRDN, 0.43%, 10/07/09 (a)	19,320	19,320,000
University South Florida Research Foundation Inc.,
Florida, RB, VRDN, University Technology Center
Research, 0.39%, 10/07/09 (a)	8,100	8,100,000
Volusia County IDA, Refunding RB, VRDN, Retirement
Housing Foundation, 0.33%, 10/07/09 (a)	9,200	9,200,000
Volusia County School Board, Refunding COP, Eclipse
Funding Trust, VDRN, Series 2007-0036, Solar
Eclipse (FSA), 0.30%, 10/07/09 (a)(b)	7,360	7,360,000
		480,551,736

	Par
Municipal Bonds	(000)	Value
Georgia — 1.6%
Bartow County Development Authority, RB, VRDN,
Georgia Power Co., 0.33%, 10/07/09 (a)	$ 18,000 $	18,000,000
Gwinnett County Hospital Authority, RB, VRDN,
Gwinnett Hospital System Project, Series C,
0.32%, 10/07/09 (a)	7,430	7,430,000
Metropolitan Atlanta Rapid Transit Authority, RB,
VRDN, Series A, 0.40%, 10/07/09 (a)	11,830	11,830,000
Monroe County Development Authority, Georgia, RB,
VRDN, Georgia Power Co. Plant Scherer Project,
1.95%, 10/07/09 (a)	11,700	11,700,000
Municipal Electric Authority of Georgia, RB, VRDN (a):
Certificates, Macon Trust, Series E (FSA),
0.45%, 10/07/09 (b)	6,815	6,815,000
Project 1 Sub-Series B, 0.43%, 10/07/09	35,750	35,750,000
Municipal Electric Authority of Georgia,
Revenue Notes, BAN, Plant Vogtle, Series A,
1.50%, 5/25/10	14,000	14,081,295
State of Georgia, GO, VRDN, ROCS,
Series II R-11536PB, 0.36%, 10/07/09 (a)(b)	26,175	26,175,000
Whitfield County Development Authority
Solid Waste Disposal Revenue, RB, VRDN,
Aladdin Manufacturing Corp. Project, AMT,
0.71%, 10/07/09 (a)	3,100	3,100,000
		134,881,295
Hawaii — 0.1%
Hawaii State Department of Budget & Finance, RB,
VRDN, Hawaii Pacific Health, Series A-2,
0.35%, 10/07/09 (a)	5,500	5,500,000
Idaho — 0.2%
Idaho State Building Authority, Refunding
RB, VRDN, Prison Facilities Project, Series A,
0.38%, 10/07/09 (a)	13,490	13,490,000
Illinois — 8.5%
City of Chicago Illinois, GO, VRDN, Series B,
0.25%, 10/07/09 (a)	4,785	4,785,000
City of Chicago Illinois, RB, VRDN (a):
ROCS, Series II R 239, AMT (FSA),
0.88%, 10/07/09 (b)	3,700	3,700,000
Second Lien, Series B, AMT, 0.48%, 10/07/09	19,189	19,189,000
Sub-Series 04-2, 0.40%, 10/07/09	14,850	14,850,000
Sub-Series 04-3, 0.40%, 10/07/09	3,225	3,225,000
City of Chicago, RB, Deutsche Bank SPEARS/LIFERS
Trust, VDRN (a)(b):
Series DB-502 (FSA), 0.35%, 10/07/09	41,185	41,185,000
Series DBE-534, 0.35%, 10/07/09	2,260	2,260,000
City of Chicago, Refunding GO, Eclipse Funding Trust,
VRDN, Series 2006-0038, Solar Eclipse Certificates,
0.34%, 10/07/09 (a)(b)	10,700	10,700,000
City of Elmhurst Illinois, RB, VRDN, Joint Commission
Accreditation, 0.35%, 10/07/09 (a)	12,950	12,950,000
County of Cook Illinois, GO, ROCS, VRDN,
Series II R-10359, 0.38%, 10/07/09 (a)(b)(c)	30,920	30,920,000
Illinois Educational Facilities Authority, RB, VRDN (a):
Art Institute of Chicago, 0.45%, 10/07/09	23,600	23,600,000
Demand, Art Institute of Chicago,
0.45%, 10/07/09	11,450	11,450,000

See Notes to Financial Statements.

14 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, VRDN (a):
Art Institute Chicago, Series B-1,
0.37%, 10/07/09	$ 6,545 $	6,545,000
Eagle Tax-Exempt Trust, Series 2006-0118,
Class A, 0.36%, 10/07/09 (b)	3,150	3,150,000
Elmhurst Memorial Healthcare, Series C,
0.48%, 10/07/09	11,320	11,320,000
Evanston Northwestern, Series A,
0.35%, 10/07/09	29,085	29,085,000
Illinois Wesleyan University, 0.40%, 10/07/09	2,325	2,325,000
Landing at Plymouth Place, Series C,
0.33%, 10/07/09	17,295	17,295,000
North Park University Project, 0.40%, 10/07/09	4,800	4,800,000
Northwest Community Hospital, Series C,
0.30%, 10/07/09	5,505	5,505,000
Northwestern University, Sub-Series A,
0.50%, 10/07/09	23,460	23,460,000
Riverside, Series A, 0.35%, 10/07/09	15,175	15,175,000
Rush University Medical Center, Series A,
0.40%, 10/07/09	4,000	4,000,000
Southern Ill Healthcare, 0.40%, 10/07/09	6,780	6,780,000
Revolving Fund Pooled, Series D,
0.45%, 10/07/09	38,000	38,000,000
Illinois State Toll Highway Authority, RB, VRDN, Senior
Priority, Series A-1, Tender, 0.32%, 10/07/09 (a)	45,700	45,700,000
Illinois State Toll Highway Authority, Refunding RB,
VRDN (a):
Senior Priority, Series A-2, 0.40%, 10/07/09	5,700	5,700,000
Series B (FSA), 0.40%, 10/07/09	12,235	12,235,000
Regional Transit Authority, Refunding RB, ERS, VRDN,
Series B, 0.75%, 7/01/10 (a)(b)	31,500	31,500,000
State of Illinois, GO, VRDN, Series B,
3.00%, 10/07/09 (a)	198,800	198,800,000
University of Illinois, COP, VRDN, Utility Infrastructure
Projects, 0.35%, 10/07/09 (a)	83,785	83,785,000
University of Illinois, RB, VRDN, Eagle Tax-Exempt Trust,
Series 2006-0124, Class A, 0.42%, 10/07/09 (a)(b) 10,000		10,000,000
		733,974,000
Indiana — 4.8%
City of Indianapolis Indiana, RB, VRDN, New Bridges
Apartments Project, 1.55%, 10/07/09 (a)	3,690	3,690,000
City of Michigan City, Indiana, RB, VRDN, Palatek
Project, AMT, 0.55%, 10/07/09 (a)	5,000	5,000,000
City of Portage Indiana, RB, VRDN, Breckenridge
Apartments Project, AMT, 0.55%, 10/07/09 (a)	4,650	4,650,000
Hartford City Indiana, RB, VRDN, Petoskey
Plastics Inc., AMT, 0.55%, 10/07/09 (a)	6,020	6,020,000
IPS Multi-School Building Corp., Indiana, RB, ROCS,
Series II R-885WF (FSA), 0.50%, 10/07/09 (a)(b)	7,490	7,490,000
Indiana Development Finance Authority, Indiana,
RB, VRDN, Educational Facilities, Indianapolis
Museum of Art, 0.45%, 10/07/09 (a)	43,000	43,000,000
Indiana Development Finance Authority, RB,
VRDN, PSI Energy Inc. Projects, Series A, AMT,
0.55%, 10/07/09 (a)	32,550	32,550,000
Indiana Finance Authority, RB, VRDN, Lease
Appropriation (a):
Series A-1, 0.45%, 10/07/09	85,850	85,850,000
Series A-2, 0.45%, 10/07/09	57,300	57,300,000
Series A-3, 0.45%, 10/07/09	60,800	60,800,000

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Indiana Finance Authority, RB, VRDN, Lease
Appropriation (concluded)
Series A-4, 0.45%, 10/07/09	$ 21,000 $	21,000,000
Series A-5, 0.45%, 10/07/09	52,000	52,000,000
Indiana Finance Authority, Refunding RB, VRDN,
Duke Energy Indiana Project (a):
Series A-1, AMT, 0.45%, 10/07/09	6,000	6,000,000
Series A-5, 0.31%, 10/07/09	7,000	7,000,000
Sisters Saint Francis, Series B, 0.32%, 10/07/09	3,700	3,700,000
Indianapolis Local Public Improvement Bond Bank,
RB, VRDN, ROCS, Series II-R-11779 (AGC),
0.50%, 10/07/09 (a)(b)(c)	17,325	17,325,000
		413,375,000
Iowa — 0.8%
City of Clear Lake Iowa, RB, VRDN, Joe Corbis Pizza
Project, AMT, 0.55%, 10/07/09 (a)	3,380	3,380,000
County of Louisa Iowa, Refunding RB, FLOATS,
VRDN, Iowa-Illinois Gas & Electric Co., Series A,
0.50%, 10/07/09 (a)(b)	10,000	10,000,000
Iowa Finance Authority, RB, VRDN (a):
Edgewater A Wesley, Series E, 0.35%, 10/07/09	10,000	10,000,000
Mortgage, Series H, AMT (GNMA),
0.43%, 10/07/09	23,000	23,000,000
Iowa Finance Authority, Revenue Notes, Senior RAN,
Iowa School, Series A, 2.50%, 6/23/10	14,900	15,110,508
State of Iowa, RB, Barclays Capital Municipal Trust
Receipts, VRDN, FLOATS (a)(b)(c):
Series 13B-B, 0.35%, 10/07/09	4,700	4,700,000
Series 13B-C, 0.35%, 10/07/09	6,200	6,200,000
		72,390,508
Kansas — 0.5%
City of Wichita Kansas, GO, Temporary Notes,
Series 232, 0.75%, 8/19/10	18,400	18,424,165
Counties of Sedgwick & Shawnee Kansas, RB, VRDN,
FLOATS, AMT (GNMA) (a)(b):
Series 2480, 0.42%, 10/07/09	9,905	9,905,000
Series 2816, 0.42%, 10/07/09	5,095	5,095,000
Counties of Sedwick & Shawnee, Refunding RB,
JP Morgan Chase PUTTERS/DRIVERS
Trust, VRDN, Series 3206, AMT (GNMA),
0.48%, 10/07/09 (a)(b)	7,600	7,600,000
		41,024,165
Kentucky — 1.5%
Campbell & Kenton Counties Sanitation District
No. 1, Kentucky, RB, VRDN, MSTR, Series SGA-130
(FSA), 0.50%, 10/07/09 (a)(b)	11,000	11,000,000
Carroll County Kentucky Solid Waste, TECP,
1.10%, 12/08/09	20,930	20,930,000
County of Boyd Kentucky, RB, VRDN, Air Products &
Chemicals Project, AMT, 0.45%, 10/07/09 (a)	3,775	3,775,000
County of Jefferson, Kentucky, TECP,
1.20%, 10/07/09	35,000	35,000,000
Kentucky Higher Education Student Loan Corp.,
Kentucky, RB, VRDN, Senior, Series A-1, AMT,
0.40%, 10/07/09 (a)	15,700	15,700,000
Kentucky Metropolitan Government Health System,
RB, VRDN, ROCS, Series II R-662CE, Louisville,
0.60%, 10/07/09 (a)(b)	16,875	16,875,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 15

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Kentucky (concluded)
Lexington-Fayette Urban County Airport Board,
Refunding RB, VRDN, Series A, AMT,
0.45%, 10/07/09 (a)	$ 8,675 $	8,675,000
Louisville & Jefferson County Metropolitan
Sewer District, Kentucky, RB, VRDN, Eagle Tax-Exempt
Trust, Series 2006-0053, Class A (FSA),
0.36%, 10/07/09 (a)(b)	14,000	14,000,000
Louisville & Jefferson County Regional Airport
Authority, Kentucky, RB, VRDN, UPS Worldwide
Forwarding, Series B, AMT, 0.45%, 10/07/09 (a)	5,900	5,900,000
		131,855,000
Louisiana — 0.7%
Louisiana Local Government Environmental
Facilities & Community Development Authority, RB,
VRDN, AMT (a):
BASF Corp. Project, 0.85%, 10/07/09	4,000	4,000,000
Honeywell International Inc. Project,
0.60%, 10/07/09	6,000	6,000,000
Louisiana Local Government Environmental
Facilities & Community Development Authority,
Refunding RB, VRDN, BASF Corp. Project, Series B,
0.80%, 10/07/09 (a)	7,500	7,500,000
Louisiana Public Facilities Authority, RB, VRDN (a):
Air Products & Chemicals Project, AMT,
0.45%, 10/07/09	2,850	2,850,000
Equipment & Capital Facilities Pooled Loan,
Series C, 0.60%, 10/07/09	985	985,000
Louisiana State Municipal Natural Gas Purchasing &
District Authority, RB, VRDN, PUTTERS, Series 1411Q,
0.40%, 10/07/09 (a)(b)	11,191	11,191,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp.
Project, AMT, 0.85%, 10/07/09 (a)	10,100	10,100,000
Parish of Saint James Louisiana, RB, VRDN, NuStar
Logistics LP Project, 0.33%, 10/07/09 (a)	10,000	10,000,000
South Louisiana Port Commission, Louisiana,
Refunding RB, VRDN, Occidental Petrol,
0.32%, 10/07/09 (a)	4,400	4,400,000
		57,026,000
Maine — 0.1%
Maine Health & Higher Educational Facilities
Authority, RB, Eclipse Funding Trust,
Series 2007-0104, Solar Eclipse,
0.34%, 10/07/09 (a)(b)	3,185	3,185,000
Maine Health & Higher Educational Facilities
Authority, Refunding RB, Barclays Capital Municipal
Trust Receipts, VRDN, FLOATS, Series 5B, 0.35%,
10/07/09 (a)(b)	6,665	6,665,000
		9,850,000
Maryland — 1.4%
City of Baltimore Maryland, RB, VRDN, Occidental
Petroleum, 0.42%, 10/07/09 (a)	35,700	35,700,000
County of Baltimore Maryland, Refunding RB, VRDN,
Paths at Loveton, 0.36%, 10/07/09 (a)	4,455	4,455,000
County of Montgomery Maryland, RB,
VRDN, Riderwood Village Inc. Project,
0.43%, 10/07/09 (a)	13,405	13,405,000

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
County of Prince George’s Maryland, Refunding RB,
VRDN, Collington Episcopal, Series A,
0.33%, 10/07/09 (a)	$ 6,880 $	6,880,000
Maryland Community Development Administration,
RB, AMT, VRDN (a):
Clipper Tax-Exempt Certificate Trust,
Series 2007-19, Partner Multi-State,
0.55%, 10/07/09 (b)	2,943	2,943,000
FLOATS, Series 2997, 0.42%, 10/07/09 (b)(c)	8,475	8,475,000
Residential, Series C, 0.39%, 10/07/09	13,630	13,630,000
Maryland Economic Development Corp., RB,
VRDN (a):
Bakery De France Facilities, AMT,
0.70%, 10/07/09	10,000	10,000,000
Garrett Community College Facilities,
0.40%, 10/07/09	6,955	6,955,000
Linemark Printing Project, AMT, 0.60%, 10/07/09	3,700	3,700,000
Pharmaceutics International Inc., Series A, AMT,
0.55%, 10/07/09	4,455	4,455,000
Maryland Health & Higher Educational Facilities
Authority, RB, VRDN, University Maryland Medical
System, Series B, 0.34%, 10/07/09 (a)	7,200	7,200,000
Maryland State Stadium Authority Lease Revenue,
Refunding RB, VRDN, Baltimore Convention,
0.35%, 10/07/09 (a)	3,175	3,175,000
		120,973,000
Massachusetts — 2.8%
Commonwealth of Massachusetts, GO, VRDN,
Refunding, Series B, 0.35%, 10/07/09 (a)	15,300	15,300,000
Commonwealth of Massachusetts, RB, FLOATS, VDRN,
1.31%, 10/07/09 (a)(b)	24,030	24,030,000
Commonwealth of Massachusetts, TECP,
1.05%, 11/09/09	10,500	10,500,000
Massachusetts Bay Transportation Authority, RB,
VRDN, Senior, Series A-2, 0.37%, 10/07/09 (a)	17,500	17,500,000
Massachusetts Development Finance Agency, RB,
VRDN (a):
Macon Trust, Bank of America, Series 2007-344,
0.90%, 10/07/09 (b)	89,083	89,083,000
Suffolk University, Series A (AGC),
0.37%, 10/07/09	13,575	13,575,000
Massachusetts Health & Educational Facilities
Authority, RB, VRDN (a):
Dana-Farber Cancer Institute, Series L2,
0.30%, 10/07/09	7,800	7,800,000
Macon Trust, Bank of America, Series 2007-310,
0.90%, 10/07/09 (b)	7,700	7,700,000
ROCS, Series II R-11577PB,
0.36%, 10/07/09 (b)	31,750	31,750,000
Massachusetts State Turnpike Authority, RB, VRDN,
Clipper Tax-Exempt Certificate Trust, Series
2007-48, 0.35%, 10/07/09 (a)(b)	15,000	15,000,000
Massachusetts Water Resources Authority, RB,
VRDN, Eagle Tax-Exempt Trust, Series 2006-0054,
Class A (FSA), 0.36%, 10/07/09 (a)(b)	7,495	7,495,000
		239,733,000

See Notes to Financial Statements.

16 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 1.6%
City of Detroit Michigan, RB, VRDN, ROCS,
Series II R-719PB, 0.55%, 10/07/09 (a)(b)	$ 12,485 $	12,485,000
Kalamazoo Hospital Finance Authority, Michigan,
Refunding RB, VRDN, Bronson Methodist, Series A,
0.35%, 10/07/09 (a)	4,990	4,990,000
Michigan State HDA, RB, VRDN, Series A, AMT,
0.35%, 10/07/09 (a)	35,000	35,000,000
Michigan Strategic Fund, RB, VRDN, Livonia Tool Inc.
Project, AMT, 0.55%, 10/07/09 (a)	2,000	2,000,000
Michigan Water Supply System, RB, VRDN,
ROCS, Series II R-665PB Detroit, Michigan,
0.43%, 10/07/09 (a)(b)	20,720	20,720,000
RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN,
Series L-24, AMT, 0.49%, 10/07/09 (a)(b)	40,045	40,045,000
Wayne County Airport Authority, Refunding RB,
VRDN, Detroit Metropolitan, Series C1, AMT,
0.37%, 10/07/09 (a)	25,685	25,685,000
		140,925,000
Minnesota — 1.2%
City of Minneapolis Minnesota, RB, VRDN, Fairview
Health Services, Series D, 0.35%, 10/07/09 (a)	2,300	2,300,000
Minnesota HFA, RB, VRDN, Residential Housing
Finance, Series C, AMT, 0.42%, 10/07/09 (a)	7,500	7,500,000
Rochester Healthcare Facilities, TECP,
0.40%, 10/07/09	82,500	82,500,000
State of Minnesota, GO, VRDN (a)(b):
JP Morgan Chase PUTTERS/DRIVERS Trust,
Series 3265, 0.33%, 10/07/09	1,995	1,995,000
ROCS, Series II R-11538PB, 0.36%, 10/07/09	10,495	10,495,000
		104,790,000
Mississippi — 0.7%
Mississippi Development Bank, SO, RB, VRDN,
Municipal Gas Authority, Natural Gas Project,
0.31%, 10/07/09 (a)	45,753	45,753,000
Mississippi Development Bank, SO, Refunding
RB, VRDN, Walnut Grove Youth, Series A,
0.35%, 10/07/09 (a)	8,000	8,000,000
State of Mississippi, GO, VRDN, Capital Improvement,
Series E, 0.37%, 10/07/09 (a)	3,000	3,000,000
		56,753,000
Missouri — 0.8%
Kansas City IDA, Missouri, RB, VRDN, Kansas
City Downtown Redevelopment, Series B,
0.37%, 10/07/09 (a)	11,820	11,820,000
Missouri Joint Municipal Electric Utility
Commission, RB, VRDN, ROCS, Series II R-620PB,
0.43%, 10/07/09 (a)(b)	12,395	12,395,000
Missouri State Health & Educational Facilities
Authority, Missouri, RB, VRDN (a):
Ascension Health, Series C-1, 0.56%, 10/07/09	4,250	4,250,000
Ascension Health, Series C-2, 0.73%, 10/07/09	17,000	17,000,000
Saint Lukes Health System, Series A,
0.40%, 10/07/09	8,325	8,325,000

	Par
Municipal Bonds	(000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities
Authority, Missouri, Refunding RB, VRDN, Sisters
Mercy Health, Series C, 0.37%, 10/07/09 (a)	$ 8,225 $	8,225,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT,
0.85%, 10/07/09 (a)	6,000	6,000,000
		68,015,000
Multi-State — 0.2%
Multi-State, RB, BB&T Municipal Trust, FLOATS, VRDN,
Series 5001, 0.49%, 10/07/09 (a)(b)(c)	14,477	14,476,680
Nebraska — 0.6%
City of Lincoln Nebraska, RB, VRDN, FLOATS,
Series 2900, 0.37%, 10/07/09 (a)(b)	16,000	16,000,000
Omaha Public Power District, RB, VRDN, Eclipse
Funding Trust, Series 2006-0025, Solar Eclipse,
Omaha, 0.34%, 10/07/09 (a)(b)	5,815	5,815,000
Public Power Generation Agency, RB, VRDN, ROCS,
Series II R-11019, PB, 0.43%, 10/07/09 (a)(b)	26,150	26,150,000
		47,965,000
Nevada — 1.2%
County of Clark Nevada, RB, VRDN, Subordinate Lien,
Series A, 2.50%, 10/07/09 (a)	90,000	91,164,006
Truckee Meadows Water Authority, RB, VRDN, FLOATS,
Series 51TP (FSA), 0.30%, 10/07/09 (a)(b)	11,790	11,790,000
		102,954,006
New Hampshire — 0.4%
New Hampshire Health & Education Facilities
Authority, RB, Eclipse Funding Trust, VRDN, Series
2007-0018, Solar Eclipse, New Hampshire,
0.34%, 10/07/09 (a)(b)	10,445	10,445,000
New Hampshire Health & Education Facilities
Authority, RB, VRDN, ROCS, Series II R-783PB,
0.43%, 10/07/09 (a)(b)	20,245	20,245,000
New Hampshire Health & Education Facilities
Authority, RB, VRDN, River College,
0.40%, 10/07/09 (a)	6,745	6,745,000
		37,435,000
New Jersey — 4.9%
Borough of Allendale New Jersey, GO, BAN,
2.25%, 2/26/10	5,178	5,208,135
Borough of Edgewater New Jersey, GO, BAN,
1.50%, 8/20/10	6,866	6,905,847
City of Margate City New Jersey, GO, BAN,
1.50%, 7/13/10	3,200	3,218,907
County of Passaic New Jersey, GO, BAN,
1.50%, 4/13/10	8,300	8,337,829
New Jersey EDA, Revenue Notes, VDRN, Series 2009A,
Construction Notes, 2.50%, 10/07/09 (a)	78,800	79,926,948
New Jersey EDA, RB, FLOATS, VDRN (a)(b):
1.28%, 10/07/09	18,700	18,700,000
1.28%, 10/07/09	14,000	14,000,000
New Jersey EDA, TECP, 1.00%, 10/06/09	22,000	22,000,000
New Jersey Health Care Facilities Financing Authority,
RB, VRDN, Robert Wood Johnson, Series A-3,
0.29%, 10/07/09 (a)	7,500	7,500,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 17

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey State Housing & Mortgage Finance
Agency, RB, VRDN, S/F Housing, Series O, AMT,
0.48%, 10/07/09 (a)	$ 20,000 $	20,000,000
New Jersey State Turnpike Authority, RB, VRDN (a):
FLOATS, 1.28%, 10/07/09 (b)	14,000	14,000,000
Series C-1 (FSA), 0.50%, 10/07/09	73,890	73,890,000
State of New Jersey, GO, TRAN, 2.50%, 6/24/10	98,000	99,409,338
Tobacco Settlement Financing Corp., New
Jersey, RB, FLOATS, VRDN, Series 2959,
0.95%, 10/07/09 (a)(b)(c)	11,150	11,150,000
Township of Readington New Jersey, GO, BAN,
1.50%, 2/04/10	15,000	15,039,353
Township of Woodbridge New Jersey, GO, BAN,
1.50%, 7/02/10	20,000	20,112,110
		419,398,467
New Mexico — 0.7%
City of Rio Rancho, RB, Eclipse Funding Trust, VRDN,
Series 2007-0019, Solar Eclipse, Rio Rancho,
0.34%, 10/07/09 (a)(b)	14,500	14,500,000
New Mexico Hospital Equipment Loan Council,
RB, VRDN, Presbyterian Healthcare, Series D,
0.30%, 10/07/09 (a)	10,615	10,615,000
New Mexico Mortgage Finance Authority, RB, VRDN,
S/F Mortgage Program, Short-Term, Series 1, AMT,
1.03%, 10/07/09 (a)	31,191	31,190,685
		56,305,685
New York — 4.9%
City of New York New York, GO, VRDN (a):
ROCS, Series II R 251A, 0.68%, 10/07/09 (b)	25,000	25,000,000
Series F-4, 0.30%, 10/07/09	140	140,000
Sub-Series H-3, 0.35%, 10/07/09	3,800	3,800,000
Sub-Series L-6, 0.26%, 10/07/09	12,000	12,000,000
Port Authority of New York & New Jersey, RB, VRDN,
JP Morgan Chase PUTTERS/DRIVERS Trust,
Series 3192, AMT, 0.46%, 10/07/09 (a)(b)	25,325	25,325,000
New York City Housing Development Corp., RB,
VRDN (a):
Balton, Series A, 0.35%, 10/07/09	9,875	9,875,000
Beekman Tower, Series A, 0.95%, 10/07/09	24,300	24,300,000
Brittany Development, Series A, AMT (FNMA),
0.36%, 10/07/09	13,000	13,000,000
Series I-2, AMT, 0.72%, 10/07/09	12,500	12,500,000
Series J-1, AMT, 0.40%, 10/07/09	81,960	81,960,000
New York City Housing Development Corp.,
Refunding RB, VRDN, M/F, The Crest, Series A,
0.40%, 10/07/09 (a)	2,700	2,700,000
New York City Industrial Development Agency, RB,
VRDN, New York Law School Project, Series A,
0.35%, 10/07/09 (a)	18,300	18,300,000
New York City Municipal Water Finance Authority, RB,
VRDN (a):
2nd General Resolution, Series AA-2,
0.35%, 10/07/09	4,000	4,000,000
ROCS, Series II R-11756,
0.35%, 10/07/09 (b)(c)	10,000	10,000,000
New York City New York, Municipal Water Finance
Authority, TECP, 0.42%, 11/12/09	25,000	25,000,000

	Par
Municipal Bonds	(000)	Value
New York (concluded)
New York City Transitional Finance Authority, RB,
VRDN, Future Tax Secured (a):
Series A-1, 0.35%, 10/07/09	$ 17,980 $	17,980,000
Sub-Series C-3, 0.40%, 10/07/09	13,545	13,545,000
New York Mortgage Agency, New York, RB, VRDN,
Homeowner Mortgage, Series 125, AMT,
0.38%, 10/07/09 (a)	3,000	3,000,000
New York Mortgage Agency, RB, VRDN, Mortgage,
37th Series, AMT, 0.45%, 10/07/09 (a)	15,200	15,200,000
New York State Dormitory Authority, RB, VRDN (a):
City University, Consolidated 5th, Series D,
0.28%, 10/07/09	4,000	4,000,000
Cornell University, Series B, 0.35%, 10/07/09	9,260	9,260,000
Mental Health Services, Sub-Series D-2F,
0.30%, 10/07/09	22,970	22,970,000
North Shore-Long Island Jewish Health System
Project, Series D, 0.35%, 10/07/09	12,500	12,500,000
Rochester Friendly Home, 0.40%, 10/07/09	8,545	8,545,000
New York State HFA, RB, VRDN, Housing,
363 West 30th Street, Series A, AMT (FHLMC),
0.36%, 10/07/09 (a)	2,800	2,800,000
New York State HFA, Refunding RB, VRDN, Series G,
0.45%, 10/07/09 (a)	10,700	10,700,000
Triborough Bridge & Tunnel Authority, New York, RB,
VRDN, Series B, 0.37%, 10/07/09 (a)	18,145	18,145,000
Triborough Bridge & Tunnel Authority, New York,
Refunding RB, VRDN, Sub-Series B-2, 0.35%,
10/07/09 (a)	17,000	17,000,000
		423,545,000
North Carolina — 5.9%
Charlotte Housing Authority, North Carolina, RB,
VRDN (a):
Oak Park Project, 0.40%, 10/07/09	7,500	7,500,000
Stonehaven East Project, 0.40%, 10/07/09	5,695	5,695,000
City of Charlotte North Carolina, Refunding RB, VRDN,
Charlotte Douglas, Series D, 0.35%, 10/07/09 (a)	675	675,000
City of Raleigh North Carolina, COP:
Downtown, VDRN, Series B, 0.38%, 10/07/09 (a)	11,000	11,000,000
Governmental Facilities Project, 3.00%, 10/07/09	3,500	3,509,011
City of Winston-Salem North Carolina, COP, VRDN,
Series C, 0.39%, 10/07/09 (a)	16,000	16,000,000
County of Wake North Carolina, GO:
BAN, 3.50%, 10/15/09 (d)	6,000	6,004,364
VRDN, Series A, 0.50%, 10/07/09 (a)	45,350	45,350,000
VRDN, Series B, 0.35%, 10/07/09 (a)	1,800	1,800,000
Fayetteville, North Carolina, Public Works Commission,
Refunding RB, VRDN, 0.42%, 10/07/09 (a)	2,000	2,000,000
Martin County Industrial Facilities & Pollution Control
Financing Authority, North Carolina, RB, VRDN,
Industrial Development, Penco Products
Project, AMT, 0.65%, 10/07/09 (a)	9,000	9,000,000
Mecklenburg County North Carolina, COP, VRDN,
0.34%, 10/07/09 (a)	26,860	26,860,000
Mecklenburg County North Carolina, GO, VRDN,
Refunding, Series D, 0.50%, 10/07/09 (a)	6,000	6,000,000
North Carolina, BB&T Municipal Trust, RB, VRDN,
FLOATS (a)(b):
Series 1009, 0.35%, 10/07/09	1,970	1,970,000
Series 1011, 0.35%, 10/07/09	860	860,000

See Notes to Financial Statements.

18 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance
Agency, RB, VRDN, Aquarium Society Project,
0.37%, 10/07/09 (a)	$ 13,445 $	13,445,000
North Carolina Capital Facilities Finance Agency,
Refunding RB, VRDN, Duke Energy Carolina, AMT (a):
Series A, 0.31%, 10/07/09	16,300	16,300,000
Series B, 0.47%, 10/07/09	6,000	6,000,000
North Carolina Combined Enterprise System,
RB, VRDN, ROCS, Series II R-645, Raleigh,
0.36%, 10/07/09 (a)(b)	6,400	6,400,000
North Carolina HFA, North Carolina, RB, VRDN, AMT (a):
Home Ownership, Series 17-C, 0.45%, 10/07/09	3,950	3,950,000
Home Ownership, Series 18-C, 0.45%, 10/07/09	7,400	7,400,000
MERLOTS, Series B-12, 0.42%, 10/07/09 (b)(c)	4,730	4,730,000
North Carolina Medical Care Commission, North
Carolina, GO, VRDN, Duke University Hospital
Project, Series A, 0.27%, 10/07/09 (a)	22,850	22,850,000
North Carolina Medical Care Commission, North
Carolina, RB, VRDN (a):
Aldersgate Project, 0.32%, 10/07/09	1,280	1,280,000
Duke University Hospital, Series B,
0.27%, 10/07/09	2,250	2,250,000
Moses Cone Health System, Series A,
0.40%, 10/07/09	39,450	39,450,000
Moses Cone Health System, Series B,
0.40%, 10/07/09	32,300	32,300,000
Novant Health Group, Series A, 0.40%, 10/07/09	59,750	59,750,000
Novant Health Group, Series B, 0.32%, 10/07/09	8,300	8,300,000
ROCS, Series II R-10313, 0.36%, 10/07/09 (b)	99,605	99,605,000
Transylvania Regional Hospital, 0.34%, 10/07/09	13,240	13,240,000
North Carolina Medical Care Commission, North
Carolina, Refunding RB, VRDN, University Health
System Eastern, Series A 1, 0.29%, 10/07/09 (a)	7,600	7,600,000
North Carolina State Education Assistance Authority,
Refunding RB, VRDN, Student Loan, Series A-2,
AMT, 0.45%, 10/07/09 (a)	14,000	14,000,000
North Carolina State University at Raleigh, RB, VRDN,
Series B, 0.27%, 10/07/09 (a)	2,000	2,000,000
University of North Carolina at Chapel Hill, RB, VRDN,
Series B, 0.30%, 10/07/09 (a)	500	500,000
		505,573,375
North Dakota — 0.1%
County of Cass North Dakota, RB, VRDN, Health Care,
Essentia, Series A-1 (AGC), 0.30%, 10/07/09 (a)	10,185	10,185,000
Ohio — 1.8%
City of Beachwood Ohio, GO, BAN, Building
Acquisition, 2.25%, 12/03/09	1,000	1,000,948
City of Cuyahoga Falls Ohio, GO, Various Purpose
Notes, Limited Tax, 2.75%, 10/07/09	1,750	1,754,299
City of Solon Ohio, Notes, BAN, 2.75%, 11/19/09	5,700	5,707,668
City of Willoughby, Ohio, GO, Ltd. Notes, BANS,
Purpose Improvement, 1.00%, 10/08/10	6,950	6,981,762
County of Cuyahoga Ohio, GO, BAN,
2.50%, 12/23/09	15,000	15,049,503
County of Franklin Ohio, Refunding RB,
VRDN, Nationwide Hospital, Series F,
0.29%, 10/07/09 (a)	10,680	10,680,000
County of Union Ohio, GO, BAN, Main Street,
2.38%, 12/09/09 (d)	1,000	1,000,988

	Par
Municipal Bonds	(000)	Value
Ohio (concluded)
County of Wood Ohio, RB, VRDN, GHT
Property Management LLC Project, AMT,
1.80%, 10/07/09 (a)	$ 1,075 $	1,075,000
Lancaster Port Authority, RB, VRDN,
0.40%, 10/07/09 (a)	16,730	16,730,000
Ohio Air Quality Development Authority, Refunding RB,
VRDN (a):
Cincinnati Gas & Electric, Series A,
0.60%, 10/07/09	7,900	7,900,000
Cincinnati Gas & Electric, Series B,
0.60%, 10/07/09	16,300	16,300,000
Pollution Control, FirstEnergy, Series A,
1.30%, 10/07/09	32,000	32,000,000
Ohio State Water Development Authority,
Refunding RB, VRDN, FirstEnergy Project,
Series A, AMT, 0.45%, 10/07/09 (a)	30,000	30,000,000
Princeton City School District, GO, MSTR, VRDN,
Series SGB 50-A, 0.32%, 10/07/09 (a)(b)	2,370	2,370,000
State of Ohio, GO, VRDN, Refunding & Improvement,
Infrastructure, Series D, 0.40%, 10/07/09 (a)	10,200	10,200,000
		158,750,168
Oklahoma — 0.2%
Oklahoma Development Finance Authority, RB, VRDN,
AMT (a):
Conoco Project, Series B, 0.42%, 10/07/09	2,500	2,500,000
ConocoPhillips Co. Project, 0.42%, 10/07/09	5,000	5,000,000
Oklahoma Turnpike Authority, Refunding RB, VRDN,
Second Senior Series D, 0.38%, 10/07/09 (a)	12,650	12,650,000
		20,150,000
Oregon — 0.1%
Clackamas County Hospital Facility Authority,
Oregon, RB, VRDN, Legacy Health System,
0.40%, 10/07/09 (a)	8,580	8,580,000
Pennsylvania — 1.9%
Allegheny County Hospital Development
Authority, RB, VRDN, PUTTERS, Series 2327,
0.40%, 10/01/09 (a)(b)	5,770	5,770,000
Delaware County Authority, Pennsylvania, RB, VRDN,
Haverford, 0.27%, 10/07/09 (a)	18,200	18,200,000
Delaware River Joint Toll Bridge Commission, RB,
VRDN, Series B-2, 0.45%, 10/07/09 (a)	22,465	22,465,000
Emmaus General Authority, RB, VRDN, Pennsylvania
Loan Program, Series A, 0.35%, 10/07/09 (a)	21,500	21,500,000
Pennsylvania HFA, RB, VRDN, Series 99C, AMT,
0.40%, 10/07/09 (a)	5,100	5,100,000
Pennsylvania State, GO, Clipper Tax-Exempt
Certificate Trust, RB, VRDN, Series 2007-30,
0.43%, 10/07/09 (a)(b)	25,000	25,000,000
Pennsylvania Turnpike Commission, RB, VRDN,
Series U, 0.45%, 10/07/09 (a)	39,415	39,415,000
Southcentral General Authority, Pennsylvania, RB,
VRDN, Wellspan Health Obligation Group, Series C,
0.39%, 10/07/09 (a)	5,800	5,800,000
Venango, Pennsylvania, IDA, TECP:
1.85%, 10/06/09	12,048	12,048,000
2.00%, 10/02/09	900	900,000
2.00%, 10/05/09	5,100	5,100,000
		161,298,000

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 19

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 0.3%
Puerto Rico Highway & Transportation Authority, RB,
VRDN, FLOATS, 1.29%, 10/07/09 (a)(b)	$ 26,200 $	26,200,000
Rhode Island — 0.4%
Narragansett Bay Commission, RB, VRDN, ROCS,
Series II, R-780PB, 0.41%, 10/07/09 (a)(b)	17,565	17,565,000
Rhode Island Housing & Mortgage Finance Corp.,
Rhode Island, RB, VRDN, Groves at Johnston
Project, AMT, 1.15%, 10/07/09 (a)	17,500	17,500,000
		35,065,000
South Carolina — 1.8%
City of Spartanburg South Carolina, RB,
VRDN, ROCS, Series II R 11020PB (FSA),
0.80%, 10/07/09 (a)(b)	13,290	13,290,000
County of Beaufort South Carolina, GO, BAN,
1.75%, 5/28/10	28,755	28,897,438
County of Berkeley South Carolina, GO, BAN,
1.25%, 5/28/10	9,100	9,145,834
County of Greenwood South Carolina, Refunding
RB, VRDN, Fuji Photo Film Project, AMT,
0.44%, 10/07/09 (a)	12,200	12,200,000
Greenville Hospital System Board, Refunding RB,
VRDN, Series C, 0.35%, 10/07/09 (a)	4,500	4,500,000
Piedmont Municipal Power Agency, South Carolina,
RB, VRDN, Series B (AGC), 0.45%, 10/07/09 (a)	8,200	8,200,000
South Carolina Jobs, EDA, RB, Macon Trust, VRDN
Certificates, Bank of America, Series 2007-303,
0.90%, 10/07/09 (a)(b)	9,080	9,080,000
South Carolina Jobs, EDA, RB, VRDN (a):
Sisters of Charity Providence Hospital,
0.34%, 10/07/09	44,825	44,825,000
UMA Refinance Project, 0.31%, 10/07/09	4,985	4,985,000
South Carolina State Public Service Authority,
RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007,
Class A, 0.36%, 10/07/09 (a)(b)	11,500	11,500,000
South Carolina Transportation Infrastructure Bank,
South Carolina, Refunding RB, VRDN (a):
Series B-1, 0.34%, 10/07/09	5,290	5,290,000
Series B-2, 0.28%, 10/07/09	4,785	4,785,000
Series B-3, 0.25%, 10/07/09	25	25,000
		156,723,272
Tennessee — 2.7%
City of Memphis Tennessee, GO, BAN,
2.00%, 5/18/10	8,790	8,870,979
Clarksville Public Building Authority, Tennessee, RB,
VRDN, Pooled Financing, Tennessee Municipal
Bond Fund, 0.37%, 10/07/09 (a)	44,975	44,975,000
County of Shelby Tennessee, GO, VRDN,
Public Improvement, School, Series B,
0.32%, 10/07/09 (a)	10,000	10,000,000
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board, RB,
FLOATS, VRDN (a)(b)(c):
Series 3012, 0.37%, 10/07/09	5,305	5,305,000
Series 3013, 0.35%, 10/07/09	10,000	10,000,000
Metropolitan Government Nashville & Davidson
County IDB, RB, VRDN, Nashville Symphony Hall
Project, 0.37%, 10/07/09 (a)	13,038	13,038,000

	Par
Municipal Bonds	(000)	Value
Tennessee (concluded)
Montgomery County Public Building Authority,
Tennessee, RB, VRDN, Tennessee County Loan Pool,
0.37%, 10/07/09 (a)	$ 1,800 $	1,800,000
Municipal Energy Acquisition Corp., Tennessee,
RB, VRDN, PUTTERS, Series 1578,
0.40%, 10/07/09 (a)(b)	48,635	48,635,000
Shelby County Health Educational & Housing
Facilities Board, RB, VRDN, Methodist Le Bonheur,
(AGC) (a):
Series A, 0.30%, 10/07/09	10,000	10,000,000
Series B, 0.33%, 10/07/09	10,000	10,000,000
Shelby County Tennessee, TECP, 0.40%, 10/14/09	10,000	10,000,000
Tennergy Corp., Tennessee, RB, VRDN,
Stars Certificates BNP, Series 2006-001,
0.40%, 10/07/09 (a)	56,090	56,090,000
		228,713,979
Texas — 13.7%
Brazos Harbor Industrial Development Corp., RB,
VRDN, AMT (a):
BASF Corp. Project, 0.80%, 10/07/09	25,000	25,000,000
BASF Corp. Project, 0.85%, 10/07/09	50,000	50,000,000
ConocoPhillips Co. Project, 0.42%, 10/07/09	4,500	4,500,000
Brazos River Harbor Navigation District, RB, VRDN,
AMT (a):
BASF Corp. Project, 0.85%, 10/07/09	18,400	18,400,000
Multi-Mode, BASF Corp., 0.85%, 10/07/09	15,800	15,800,000
Calhoun County Naval IDA, Texas, RB, VRDN, British
Petroleum Co., AMT, 0.39%, 10/07/09 (a)	9,000	9,000,000
City of Austin Texas, Refunding RB, VRDN, AMT
(FSA) (a):
Sub-Series 3, 0.50%, 10/07/09	52,035	52,035,000
Sub-Series 4, 0.50%, 10/07/09	54,750	54,750,000
City of Brownsville, RB, Deutsche Bank SPEARS/
LIFERS Trust, VRDN, Series DBE-533,
0.35%, 10/07/09 (a)(b)	1,765	1,765,000
City of Houston Texas, RB, VRDN, ROCS,
Series II R-12046 (FSA), 0.80%, 10/07/09 (a)(b)	13,200	13,200,000
City of Houston Texas, Refunding RB, VRDN,
First Lien (a):
Combined, Series A-1, 0.35%, 10/07/09	10,000	10,000,000
Combined, Series A-2, 0.37%, 10/07/09	6,200	6,200,000
Series B-2, 0.50%, 10/07/09	15,000	15,000,000
City of Midland Texas, GO, VRDN, ROCS,
Series II R-810PB, 0.41%, 10/07/09 (a)(b)	10,750	10,750,000
County of Collin Texas, GO, VRDN, FLOATS,
Series 42-TP, 0.30%, 10/07/09 (a)(b)	10,925	10,925,000
County of Fort Bend Texas, GO, VRDN, MSTR,
Series SGB-46-A, 0.36%, 10/07/09 (a)(b)	4,500	4,500,000
County of Harris Texas, VRDN (a)(b):
GO, ROCS, Series II R-10360,
0.36%, 10/07/09 (c)	16,255	16,255,000
RB, MSTR, Series SGC-31, Class A,
0.35%, 10/07/09	11,280	11,280,000
Cypress-Fairbanks ISD, GO, FLOATS, VRDN,
Series 86-TP, 0.30%, 10/07/09 (a)(b)	2,555	2,555,000
Dallas Area Rapid Transit, Refunding RB, Eagle
Tax-Exempt Trust, VRDN, Series 2009-0035,
Class A, 0.36%, 10/07/09 (a)(b)(c)	7,700	7,700,000

See Notes to Financial Statements.

20 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Schedule of Investments (continued) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (continued)
Denton ISD, Texas, GO, VRDN, Building,
Series 2005-A, 0.38%, 10/07/09 (a)	$ 2,500 $	2,500,000
Galena Park ISD, Texas, GO, VRDN, Floating Rate
Receipts, Series SG-153, 0.35%, 10/07/09 (a)(b)	12,250	12,250,000
Grapevine Industrial Development Corp., Texas,
Refunding RB, VRDN, Southern Air Transport,
0.32%, 10/07/09 (a)	5,300	5,300,000
Gulf Coast Waste Disposal Authority, RB, VRDN,
AMT (a):
Air Products Project, 0.45%, 10/07/09	2,200	2,200,000
American Aeryl LP Project, 0.50%, 10/07/09	19,000	19,000,000
Waste Management Inc., Series A,
0.35%, 10/07/09	2,500	2,500,000
Harris County Health Facilities Development Corp.,
RB, VRDN, Refunding, Saint Lukes Episcopal,
Series A, 0.50%, 10/07/09 (a)	45,500	45,500,000
Houston ISD, GO, VRDN, Schoolhouse,
0.35%, 10/07/09 (a)	14,625	14,625,000
Katy ISD, Texas, GO, VRDN, School Building,
0.35%, 10/07/09 (a)	5,800	5,800,000
Mesquite Industrial Development Corp., Texas, RB,
VRDN, Industrial Development, Morrison Products,
AMT, 1.60%, 10/07/09 (a)	1,300	1,300,000
North East ISD, Texas, GO, VRDN, FLOATS,
Series SG-143, 0.35%, 10/07/09 (a)(b)	17,000	17,000,000
North Texas Municipal Water District, Texas, RB, VRDN,
ROCS, Series II R-593PB, 0.41%, 10/07/09 (a)(b)	8,420	8,420,000
North Texas Tollway Authority, Refunding RB, Deutsche
Bank SPEARS/LIFERS Trust, VRDN, Series DB-626
(AGC), 0.35%, 10/07/09 (a)(b)	11,487	11,487,000
Port Arthur Navigation District, Texas, RB, VRDN,
Air Products & Chemicals Project, AMT,
0.45%, 10/07/09 (a)	10,000	10,000,000
Port of Corpus Christi Authority of Nueces County
Texas, RB, VRDN, Flint Hills Resource, Series A,
AMT, 0.70%, 10/07/09 (a)	22,650	22,650,000
Port of Port Arthur Navigation District, RB, VRDN,
AMT (a):
Motiva Enterprises, 0.50%, 10/07/09	4,800	4,800,000
Multi-Mode, Atofina, Series B, 0.40%, 10/07/09	10,000	10,000,000
Port of Port Arthur Navigation District, Refunding
RB, VRDN, Motiva Enterprises Project, AMT,
0.45%, 10/07/09 (a)	17,335	17,335,000
San Antonio ISD, Refunding GO, Eagle Tax-Exempt
Trust, VRDN, Series 2009-0037, Class A,
0.36%, 10/07/09 (a)(b)(c)	5,000	5,000,000
Sheldon ISD, Texas, GO, PUTTERS, VRDN, Series
2009, 0.43%, 10/07/09 (a)(b)	5,195	5,195,000
Socorro ISD, Texas, GO, VRDN, ROCS,
Series II R-11540PB, 0.41%, 10/07/09 (a)(b)(c)	12,685	12,685,000
State of Texas, GO, Clipper Tax-Exempt Certificate
Trust, VRDN, Series 2007-46, Certificates Partner
Texas, 0.43%, 10/07/09 (a)(b)(c)	10,000	10,000,000
State of Texas, GO, VRDN, Veterans Housing
Assistance Fund II, AMT (a):
Series A, 0.39%, 10/07/09	32,765	32,765,000
Series A, 0.42%, 10/07/09	12,765	12,765,000
Series B, 0.30%, 10/07/09	48,270	48,270,000
Series B, 0.45%, 10/07/09	21,600	21,600,000

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
State of Texas, Revenue Notes,TRAN,
2.50%, 8/31/10	$350,000 $	356,516,427
Tarrant County Cultural Education Facilities Finance
Corp., RB, FLOATS, VRDN (a)(b)(c):
Series 2973, 0.35%, 10/07/09	36,000	36,000,000
Series 2974, 0.35%, 10/07/09	12,000	12,000,000
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, VRDN, Scott White Memorial,
Series B, 0.30%, 10/07/09 (a)	11,000	11,000,000
Texas Municipal Gas Acquisition & Supply
Corp. II, RB, VRDN, ROCS, Series II R-10014,
0.65%, 10/07/09 (a)(b)	61,000	61,000,000
Weslaco Health Facilities Development Corp., RB,
VRDN, Refunding & Improvement, Knapp Medical
Center, Series A, 1.00%, 10/07/09 (a)	4,780	4,780,000
		1,181,858,427
Utah — 0.5%
State of Utah, GO, FLOATS, VRDN, Series 2987,
0.35%, 10/07/09 (a)(b)(c)	6,000	6,000,000
Utah State Board of Regents, Utah, RB, VRDN,
Series A, AMT, 0.49%, 10/07/09 (a)	30,000	30,000,000
Utah Transit Authority, Utah, RB, VRDN, PUTTERS,
Series 1107B (FSA), 0.45%, 10/07/09 (a)(b)	4,995	4,995,000
		40,995,000
Vermont — 0.2%
Vermont Student Assistance Corp.,
Refunding RB, VRDN, Senior Series C-1, AMT,
0.38%, 10/07/09 (a)	17,000	17,000,000
Virginia — 0.7%
Alexandria Industrial Development Authority, RB,
VRDN, YMCA, 0.45%, 10/07/09 (a)	500	500,000
Arlington County IDA Virginia, Refunding RB, VRDN,
Housing, Woodbury Park Project, Series A (FHLMC),
0.40%, 10/07/09 (a)	2,500	2,500,000
Capital Beltway Funding Corp., RB, VRDN, Senior
Lien, I-495 Hot Lanes Project, Series D, AMT,
0.31%, 10/07/09 (a)	5,000	5,000,000
City of Richmond Virginia, RB, VRDN,
ROCS, Series II R-10410 (FSA),
0.38%, 10/07/09 (a)(b)(c)	6,055	6,055,000
County of Henrico Virginia, RB, VRDN, ROCS,
Series II R-753 PB, 0.41%, 10/07/09 (a)(b)	3,715	3,715,000
University of Virginia, Refunding RB, VRDN, ROCS,
Series II R 11776, 0.36%, 10/07/09 (a)(b)(c)	7,685	7,685,000
Virginia Commonwealth Transportation Board,
RB, VRDN, Clipper Tax-Exempt Certificate
Trust, Series 2009-38, Partner Virginia,
0.40%, 10/07/09 (a)(b)(c)	12,560	12,560,000
Virginia HDA, RB, VRDN, MERLOTS, Series B-19, AMT,
2.32%, 10/07/09 (a)(b)	3,000	3,000,000
Virginia HDA, Refunding RB, VRDN, MERLOTS,
Series C-42, AMT, 0.42%, 10/07/09 (a)(b)	2,880	2,880,000
Virginia Port Authority, Virginia, Revenue Notes, BAN,
Subordinated, 2.00%, 5/18/10	11,000	11,105,042
Virginia Resources Authority, Refunding RB, FLOATS,
VRDN, Series 1860, 0.34%, 10/07/09 (a)(b)	3,000	3,000,000
		58,000,042

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 21

Schedule of Investments (concluded) Master Tax-Exempt LLC
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Washington — 2.1%
Chelan County Public Utility District No. 1,
RB, FLOATS, VRDN, Series 2969, AMT,
0.50%, 10/07/09 (a)(b)(c)	$ 6,770 $	6,770,000
City of Bellevue, GO, VRDN, Eagle Tax-Exempt
Trust, Series 2008-0025, Class A (FSA),
0.41%, 10/07/09 (a)(b)	15,100	15,100,000
City of Seattle Washington, RB, FLOATS, VRDN,
Series 2170 (FSA), 0.34%, 10/07/09 (a)(b)	2,530	2,530,000
County of King Washington, RB, VRDN,
ROCS, Series II R 12290 (FSA),
0.38%, 10/07/09 (a)(b)(c)	12,575	12,575,000
Energy Northwest, Refunding RB, VRDN (a):
Project No. 3, Series E, 0.30%, 10/07/09	7,000	7,000,000
Series 1A-1, 0.40%, 10/07/09	5,325	5,325,000
FYI Properties, RB, VRDN, Barclays Capital Municipal
Trust Receipts, FLOATS, Series 14W-A (Barclays
Bank PLC), 0.35%, 10/07/09 (a)(b)(c)	4,000	4,000,000
King County, Washington, TECP, 0.40%, 10/28/09	7,000	7,000,000
Pierce County EDC, Washington, RB, VRDN, PNW
Commercial LLC Project, AMT, 1.75%, 10/07/09 (a)	2,065	2,065,000
Port of Seattle Washington, RB, FLOATS, VRDN,
Series 3003, AMT, 0.40%, 10/07/09 (a)(b)(c)	10,425	10,425,000
State of Washington, GO, VRDN, ROCS,
Series II R-11308, 0.36%, 10/07/09 (a)(b)(c)	2,975	2,975,000
State of Washington, GO, VRDN, Refunding, Various
Purpose, Series R-2010A, 1.75%, 10/07/09 (a)	9,810	9,844,071
University of Washington, Washington, RB, FLOATS,
VRDN, Series 3005, 0.37%, 10/07/09 (a)(b)(c)	4,500	4,500,000
Washington Health Care Facilities Authority,
RB, VRDN, PeaceHealth, Series C,
0.30%, 10/07/09 (a)	4,365	4,365,000
Washington Health Care Facilities Authority,
Washington, RB, VRDN (a):
Overlake Hospital Medical Center, Series C-2,
1.30%, 10/07/09	10,000	10,000,000
SAVRS, 1.30%, 10/07/09	59,950	59,950,000
Washington State University, Washington, RB, ROCS,
VRDN, Series II R-595PB, 0.47%, 10/07/09 (a)(b)	16,145	16,145,000
		180,569,071
West Virginia — 0.3%
Monongalia County Building Commission, RB, VRDN,
Refunding & Improvement, General Hospital,
Series A, 0.40%, 10/07/09 (a)	15,505	15,505,000
West Virginia EDA, Refunding RB, VRDN,
Ohio Power Co., Sporn Project, Series C,
0.34%, 10/07/09 (a)	8,000	8,000,000
		23,505,000
Wisconsin — 2.1%
State of Wisconsin, Operating Notes,
2.50%, 6/15/10	35,000	35,499,414
State of Wisconsin, TECP:
0.50%, 10/02/09	30,000	30,000,000
0.50%, 10/09/09	15,000	15,000,000
0.42%, 11/12/09	16,300	16,300,000
0.45%, 12/07/09	15,800	15,800,000
0.45%, 12/11/09	7,941	7,942,000
Village of Kohler Wisconsin, RB, VRDN, Kohler Co.
Project, AMT, 0.58%, 10/07/09 (a)	4,000	4,000,000

	Par
Municipal Bonds	(000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority,
RB, VRDN (a):
Ascension Health, Series D, 0.60%, 10/07/09 $	19,225	$ 19,225,000
Goodwill Industries, 0.33%, 10/07/09	5,000	5,000,000
Wheaton Franciscan System, 0.34%, 10/07/09	2,405	2,405,000
Wisconsin Housing & EDA, Wisconsin, RB, VRDN,
Series A, AMT, 0.60%, 10/07/09 (a)	34,430	34,430,000
		185,601,414
Wyoming — 0.0%
County of Sweetwater Wyoming, RB, VRDN,
PacifiCorp., 0.40%, 10/07/09 (a)	3,750	3,750,000
Total Investments (Cost — $8,589,178,896*) — 99.9%		8,589,178,896
Other Assets Less Liabilities — 0.1%		4,908,640
Net Assets — 100.0%		$ 8,594,087,536
* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date and maturity shown is date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(d) Security is collateralized by Municipal or U.S. Treasury Obligations.
• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Master LLC’s investments:
Valuation		Investments in
Inputs		Securities
		Assets
Level 1		—
Level 2[1]		$ 8,589,178,896
Level 3		—
Total		$ 8,589,178,896
[1] See above Schedule of Investments for values in each state.

See Notes to Financial Statements.

22 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Statement of Assets and Liabilities
September 30, 2009 (Unaudited)	Master Tax-Exempt LLC
Assets
Investments at value — unaffiliated
(cost — $8,589,178,896)	$ 8,589,178,896
Cash	58,227
Interest receivable	13,020,691
Prepaid expenses	215,956
Total assets	8,602,473,770
Liabilities
Investments purchased payable	6,981,762
Investment advisory fees payable	995,630
Other affiliates payable	54,300
Officer’s and Directors’ fees payable	3,178
Withdrawals payable to investors	2,497
Other accrued expenses payable	348,867
Total liabilities	8,386,234
Net Assets	$ 8,594,087,536
Net Assets Consist of
Investors’ capital	$ 8,594,087,536

Statement of Operations
Six Months Ended September 30, 2009 (Unaudited)	Master Tax-Exempt LLC
Investment Income
Interest	$ 35,983,044
Expenses
Investment advisory	6,831,462
Accounting services	518,485
Custodian	124,309
Officer and Directors	73,839
Professional	63,255
Printing	8,885
Miscellaneous	124,985
Total expenses	7,745,220
Net investment income	28,237,824
Realized Gain
Realized gain from investments	129,844
Net Increase in Net Assets Resulting from Operations	$ 28,367,668

See Notes to Financial Statements.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 23

Statements of Changes in Net Assets	Master Tax-Exempt LLC
	Six Months Ended
	September 30,	Year Ended
	2009	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 28,237,824	$ 199,310,157
Net realized gain	129,844	195,005
Net increase in net assets resulting from operations	28,367,668	199,505,162
Capital Transactions
Proceeds from contributions	25,805,872,203	79,097,894,440
Fair value of withdrawals	(28,603,630,750)	(80,046,967,072)
Net decrease in net assets derived from capital transactions	(2,797,758,547)	(949,072,632)
Net Assets
Total decrease in net assets	(2,769,390,879)	(749,567,470)
Beginning of period	11,363,478,415	12,113,045,885
End of period	$ 8,594,087,536	$11,363,478,415

Financial Highlights					Master Tax-Exempt LLC
	Six Months Ended
	September 30,
	2009		Year Ended March 31,
	(Unaudited)	2009	2008	2007	2006	2005
Total Investment Return
Total investment return	0.28%[1]	1.68%	3.34%	3.45%	2.64%	1.33%
Ratios to Average Net Assets
Total expenses	0.15%[2]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	0.55%[2]	1.67%	3.28%	3.44%	2.61%	1.31%
Supplemental Data
Net assets, end of period (000)	$8,594,088	$11,363,478	$12,113,046	$10,143,538	$ 9,524,737	$ 9,749,807
[1] Aggregate total investment return.
[2] Annualized.

See Notes to Financial Statements.

24 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Notes to Financial Statements (Unaudited) Master Tax-Exempt LLC

1. Organization and Significant Accounting Policies:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability
Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Board of
Directors of the Master LLC is referred to throughout this report as the
“Board of Directors” or the “Board”. The Master LLC’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: The Master LLC securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are val-
ued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income is recognized on the accrual basis. The Master LLC amortizes all premiums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

The Master LLC files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statutes of limitations on the Master LLC’s US federal tax returns remain open for each of the four years ended March 31, 2009. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, finan-
cial performance, and cash flows; and a transferor’s continuing involve-
ment, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited.
The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Master LLC’s financial statements and disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master LLC are charged to that
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America
Corporation (“BAC”) are the largest stockholders of BlackRock, Inc.
(“BlackRock”). Due to the ownership structure, PNC is an affiliate for
1940 Act purposes, but BAC is not.

The Master LLC entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Master LLC’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master
LLC. For such services, the Master LLC pays the Manager a monthly fee based upon the average daily value of the Master LLC’s net assets at the following annual rates: 0.25% of the Master LLC’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion;
and 0.125% of the average daily net assets in excess of $1 billion.

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master LLC to the Manager.

For the six months ended September 30, 2009, the Master LLC
reimbursed the Manager $118,201 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Master LLC

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 25

Notes to Financial Statements (concluded) Master Tax-Exempt LLC reimburses the Manager for compensation paid to the Master LLC’s
Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC;
conditions affecting the general economy; overall market changes;
local, regional or global political, social or economic instability; and
currency and interest rate and price fluctuations. Similar to credit risk, the Master LLC may be exposed to counterparty risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may default. Financial assets, which potentially expose the Master LLC to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Master LLC’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the
Master LLC through November 24, 2009, the date the financial state-
ments were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met
on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the
Master LLC’s investment advisory agreement (the “Advisory Agreement”)
with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s invest-
ment advisor. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agree-
ment”) between the Manager and BlackRock Investment Management,
LLC (the “Sub-Advisor”) with respect to the Master LLC. WCMA Tax-
Exempt Fund (the “Fund”) currently invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-Advisory
Agreement. The Fund does not require investment advisory services since all investments are made at the Master LLC level.

The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Trustees of
the Fund, each of which is comprised of the same thirteen individuals, are herein referred to individually as a “Board” and collectively as the “Boards” and the members of the Boards are referred to as the
“Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not
“interested persons” of either the Fund or the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)
(the “Independent Board Members”). The Board Members are responsi-
ble for the oversight of the operations of the Fund or the Master LLC, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Boards are each Independent
Board Members. Each Board has established five standing committees:
an Audit Committee, a Governance and Nominating Committee, a
Compliance Committee, a Performance Oversight and Contract Committee
and an Executive Committee, each of which is composed of Independent
Board Members (except for the Performance Oversight and Contract
Committee and the Executive Committee, which each have one inter-
ested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the con-
tinuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Master LLC by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their com-
mittees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and/or the
Master LLC and their shareholders and/or interest holders, as applicable
(collectively referred to herein as the “shareholders”). Among the matters the Boards considered were: (a) investment performance for one-, three-

26 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio man-
agers’ analysis of the reasons for any out performance or underperfor-
mance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund and/or the Master LLC for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund and/or Master LLC operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master LLC’s investment objective, policies and restrictions, (e) each of the Fund’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and char-
acter of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions;
(j) BlackRock’s implementation of the Fund’s and the Master LLC’s respective valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements.
The Boards are engaged in an ongoing process with BlackRock to con-
tinuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant sharehold-
ers; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggre-
gate amounts paid by the Fund and/or the Master LLC to BlackRock;
(f) sales and redemption data regarding the Fund’s shares; and
(g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the
Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent
Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the
Master LLC and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master LLC, each for a one-year term ending June 30, 2010. The Board Members of the Fund present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. The Boards considered all factors they believed relevant with respect to the Fund and/or the Master LLC, as applicable, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment per-
formance of the Fund, the Master LLC and BlackRock portfolio manage-
ment; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the
Fund and the Master LLC; (d) economies of scale; and (e) other factors.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Fund’s shares, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates and significant share-
holders from their relationship with the Fund and the Master LLC and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discus-
sions with the Boards. The Boards did not identify any particular infor-
mation as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Boards, including the
Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master LLC.
Throughout the year, the Boards compared Fund performance to the per-
formance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Master LLC’s portfolio management team discussing
Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining port-
folio managers and other research, advisory and management personnel.
The Boards also reviewed a general description of BlackRock’s compen-
sation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Fund and the Master LLC. BlackRock and its affiliates and significant shareholders provide the Fund and the Master LLC with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master LLC by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master LLC. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the
Master LLC with other services, including, as pertinent, (i) preparing dis-
closure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compli-
ance support; and (vi) performing other administrative functions neces-
sary for the operation of the Fund and the Master LLC, such as tax reporting, fulfilling regulatory filing requirements, and call center serv-
ices. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and con-
sidered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund, the Master LLC and
BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of the Fund and the Master LLC. In preparation for the April 16, 2009 meeting, the
Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance.
The Boards also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards reg-
ularly review the performance of the Fund and the Master LLC through-
out the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted that, in general, the Fund performed better than its
Peers in that the Fund’s performance was at or above the median of its
Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Fund and the Master LLC: The Boards, including the Independent Board Members, reviewed the Master LLC’s contractual advisory fee rates compared with the other funds in the Fund’s Lipper category. They also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The
Boards considered the services provided and the fees charged by
BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Master LLC. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by
BlackRock for services provided to the Fund and/or the Master LLC.
The Boards reviewed BlackRock’s profitability with respect to the Master
LLC and other funds the Boards currently oversee for the year ended
December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed
BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among vari-
ous advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds man-
aged, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line prof-
itability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin, in general, compared to the operating margin for lead-
ing investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated
that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated pub-
licly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

28 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In addition, the Boards considered the cost of the services provided to the Fund and the Master LLC by BlackRock, and BlackRock’s and its
affiliates’ profits relating to the management and distribution of the Fund and the Master LLC and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and the Master LLC. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fund’s
Peers. The Boards also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate down-
ward as the size of the Master LLC increases, thereby allowing share-
holders the potential to participate in economies of scale. The Boards further noted that the Manager, in its capacity as the Fund’s administra-
tor (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their fees and/or reim-
burse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts.

D. Economies of Scale: The Boards, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master LLC increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master LLC to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the assets of the Master LLC. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Boards also took into account other ancillary or
“fall-out” benefits that BlackRock or its affiliates and significant share-
holders may derive from its relationship with the Fund and the Master
LLC, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund and the Master LLC, including for adminis-
trative, transfer agency and distribution services. The Boards also noted
that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in manag-
ing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dol-
lar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of the Master LLC present at the meeting, includ-
ing the Independent Board Members present at the meeting, unani-
mously approved the continuation of the Advisory Agreement between the Manager and the Master LLC for a one-year term ending June 30,
2010 and the Sub-Advisory Agreement between the Manager and the
Sub-Advisor with respect to the Master LLC for a one-year term ending
June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board
Members of the Fund present at the meeting, including the Independent
Board Members present at the meeting, also considered the continua-
tion of the Agreements and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or control-
ling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.
The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the
Board Members’ conclusions may be based in part on their considera-
tion of these arrangements in prior years.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 29

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board of Directors and Director
Rodney D. Johnson, Co-Chair of the Board of Directors and Director
Richard S. Davis, Director
Henry Gabbay, Director
David O. Beim, Director
Dr. Matina Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chair of the Audit Committee and Director
Frederick W. Winter, Director and Member of the Audit Committee
Anne F. Ackerley, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund and Master LLC, retired.
The Fund’s and Master LLC’s Boards wish Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund and Master LLC,
and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund and Master LLC.

Effective September 17, 2009, Richard Hoerner, Brendan Kyne, Simon Mendelson and Christopher Stavrakos became
Vice Presidents of the Fund and Master LLC.

30 WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are avail-
able on the Fund’s website or shareholders can sign up for e-mail notifi-
cations of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 221-7210.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800)
221-7210; (2) at www.blackrock.com; and (3) on the Securities and
Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.black-
rock.com or by calling (800) 221-7210 and (2) on the SEC’s website at
http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s web-
site at http://www.sec.gov and may also be reviewed and copied at the
SEC’s Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling
(202) 551-8090. The Fund’s N-Q may also be obtained upon request and without charge by calling (800) 221-7210.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

WCMA TAX-EXEMPT FUND SEPTEMBER 30, 2009 31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other govern-
ment agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance.
Total return information assumes reinvestment of all distributions.
Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call
(800) 221-7210. The Fund’s current seven-day yields more closely reflect the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#WCMATE-9/09

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Tax-Exempt Fund and Master Tax-Exempt LLC

Date: November 20, 2009